UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2015

Item #1. Reports to Stockholders.

INDEX	Perkins Discovery Fund

Semi-Annual Report to Shareholders

PERKINS DISCOVERY FUND

For the Six Months Ended September 30, 2015 (unaudited)

October 30, 2015

Dear Shareholders:

The six-month period ended September 30, 2015 was difficult for the Perkins Discovery Fund and micro-cap stocks in general. The Fund finished the period with a return of –19.74% versus –12.15% for the Wilshire Micro-Cap, –12.14% for the Russell 2000, –5.73% for the NASDAQ Composite and –7.15% for the S&P 500®. Micro-cap stocks, in general, performed worse than the market as a whole.

At the Perkins Discovery Fund, we follow a bottom-up approach, using both fundamental and technical chart analysis to find new investment opportunities one by one and to monitor our current holdings. During the six-month period, we acquired 2 new holdings and disposed of 4. As a result, the portfolio went from 25 holdings to 23. We started the period with 97.34% invested in securities and ended with 97.99% invested.

Our three best gaining stocks for the six-month period were LeMaitre Vascular, Inc., NeoGenomics, Inc. and Applied Optoelectronics, Inc. LeMaitre develops, manufactures and markets disposable and implantable devices for the treatment of peripheral vascular disease. Their focus on niche products and small tuck-in acquisitions allows them to grow while avoiding competition from larger companies. LeMaitre continued to perform well this fall while many other healthcare companies were declining. NeoGenomics operates a network of CLIA-certified clinical laboratories that specialize in cancer genetics diagnostic testing, servicing the needs of pathologists, oncologists, other clinicians and hospitals throughout the United States. We purchased our position in late 2013 and it has been a steady performer. They are in the fastest growing segment of the laboratory industry. Applied Optoelectronics is a leading supplier of optical components and subsystems to the fiber optics industry. Although we were early when we purchased our position in the spring of 2014, the stock has performed well this year based on strong demand for their products in the growing high-speed datacenter market.

The Fund’s three worst declining stocks for the period were Cardiovascular Systems, Inc., E.W. Scripps Company and Imris, Inc. Cardiovascular Systems develops and markets orbital atherectomy medical devices for the treatment of peripheral and coronary artery disease. We purchased our position over five years ago and the stock was in a long-term uptrend, but has had a sharp correction this year, especially this fall, along with many other healthcare companies. Being a large holding due to previous appreciation, its decline had a large impact on the Fund’s performance during the period. Scripps is an owner of independent TV stations, radio stations and digital journalism businesses. Purchased in 2012, Scripps had a pullback this year after its spinoff of Journal Media Group on April 1. The company is doing well, and we are continuing to be holders. Imris is a provider of image guided therapy solutions through its VISIUS surgical theatre. Unfortunately, Imris filed for Chapter 11 protection during the period and we made the decision to sell our holding.

The table below shows the Fund’s performance for various periods ended September 30, 2015.

Annualized	Perkins Discovery	Wilshire US Micro-Cap	Russell 2000	NASDAQ Composite	S&P 500
Total Return	Fund	Index	Index	Index	Index

Since 4-9-98 Inception	9.45%	7.11%	4.86%	5.47%	3.18%
Fifteen Year	5.12%	7.15%	5.11%	1.54%	1.95%
Ten Year	4.36%	4.19%	5.12%	7.94%	4.56%
Five Year	3.65%	10.81%	10.24%	14.30%	10.97%
Three Year	4.10%	10.12%	9.54%	14.03%	10.05%
One Year	–13.67%	–2.03%	–0.09%	2.82%	–2.65%

Please note that performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-366-8361. The fund imposes a 1.00% redemption fee on shares held less than 45 days. Performance data does not reflect the redemption fee. If it had, the return would be reduced.

We had expected a pullback into a midterm election-year bottom at some point last year and believe that was completed in mid October, 2014. The midterm election-year bottom is typically followed by a significant rally in the pre-election year. This rally appeared to have begun with the popular indexes moving to new highs in early February. The strongest breakouts came from the Russell 2000 Index and other small-cap indexes followed by the NASDAQ Composite. However, during the second quarter most indexes were flat to down and most were down in the third quarter, so perhaps the expected pre-election year rally still lies ahead of us.

We cannot control the action of the market; however, we will continue to choose stocks that we believe can do well over the long term using our same bottom-up selection process of looking for small companies that are benefiting from positive change. And, of course, we continue to monitor our holdings. Some of these will reach levels where they will be sold, even though they may continue to be good companies. Others will not work out in the way we anticipated and will be candidates to be sold. Both will be replaced with new ideas, as part of an ongoing process. We believe the Perkins Discovery Fund is well positioned in micro-cap growth stocks that hold significant promise for the future.

Thank you for your continued support.

Sincerely,

Richard W. Perkins, C.F.A.	Daniel S. Perkins, C.F.A.
President	Executive Vice President

Opinions expressed above are those of Richard W. Perkins or Daniel S. Perkins and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Small company investing involves additional risks such as limited liquidity and greater volatility. The fund invests in micro-cap and early stage companies which tend to be more volatile and somewhat more speculative than investments in more established companies. As a result, investors considering an investment in the Fund should consider their ability to withstand the volatility of the Fund’s net asset value associated with the risks of the portfolio.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general; the Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization; and the NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System, which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The Dow Jones Wilshire Micro-Cap Index is formed by taking the 2,500 smallest companies, as measured by Market Capitalization of the Dow Jones Wilshire 5000 Index. One cannot invest directly in an index. Please refer to the schedule of investments for more information regarding fund holdings. Fund holdings are subject to change and are not recommendations to buy or sell any security.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800- 673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
September 30, 2015
(unaudited)

Security Description	% of Net Assets	Shares	Fair Value

COMMON STOCKS	98.31%

AMBULATORY HEALTH CARE SERVICES	7.88%
U.S. Physical Therapy, Inc.		12,500	$561,125

COMPUTER PROGRAMMING	2.61%
Computer Task Group, Inc.		30,000	185,700

DIVERSIFIED MANUFACTURING	1.21%
Summer Infant, Inc.*		50,000	86,000

FOOD MANUFACTURING	8.10%
Inventure Foods, Inc.*		65,000	577,200

HEALTH CARE MANUFACTURING	18.64%
Atricure, Inc.*		25,000	547,750
Cardiovascular Systems, Inc.*		30,000	475,200
LeMaitre Vascular, Inc.		25,000	304,750

			1,327,700

HEALTH CARE DRUGS/SERVICES	13.47%
DepoMed, Inc.*		30,000	565,500
NeoGenomics, Inc.*		55,000	315,150
Sequenon, Inc.*		45,000	78,750

			959,400

HEALTH CARE SUPPLIES	4.73%
AxoGen Corp.*		60,000	247,200
Cogentrix Medical, Inc.*		72,662	90,101

			337,301

HEALTH CARE SUPPORT	7.99%
BioTelemetry, Inc.*		15,000	183,600
Rockwell Medical, Inc.*		50,000	385,500

			569,100

IT SERVICES	2.17%
Perficient, Inc.*		10,000	154,300

PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS – continued
September 30, 2015
(unaudited)

Security Description	% of Net Assets	Shares	Fair Value

NEWSPAPER, PERIODICAL, BOOK, AND DIRECTORY PUBLISHING	4.96%
The E.W. Scripps Co.		20,000	$353,400

OIL & GAS	5.50%
Synergy Resources Corp.*		40,000	392,000

POLLUTION CONTROL EQUIPMENT	1.40%
LiqTech International, Inc.*		100,000	100,000

SEMICONDUCTOR DEVICES	3.68%
Applied Optolectronics, Inc.*		10,000	187,800
MoSys, Inc.*		50,000	74,500

			262,300

SOFTWIRE SERVICES	15.97%
Digital Turbine, Inc.*		40,000	72,400
ePlus, Inc.*		11,500	909,305
InnterWorkings, Inc.*		25,000	156,250

			1,137,955

TOTAL COMMON STOCKS	98.31%
(Cost: $4,125,007)			7,003,481

SHORT TERM INVESTMENT	2.01%
Fidelity Prime Fund #690 Money Market Fund 0.10%**		143,477	143,477

(Cost: $143,477)

TOTAL INVESTMENTS
(Cost: $4,268,484)	100.33%		7,146,958

Liabilities, net of other assets	(0.33%)		(23,175)

NET ASSETS	100.00%		$7,123,783

* Non-Income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related statement of assets and liabilities).
** Effective 7 day yield as of September 30, 2015.

See Notes to Financial Statements

PERKINS DISCOVERY FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2015 (unaudited)

ASSETS
Investments at fair value (identified cost of $4,268,484) (Note 1)	$7,146,958
Receivable for capital stock sold	27
Dividends and interest receivable	1,813
Prepaid expenses	11,863

TOTAL ASSETS	7,160,661

LIABILITIES
Accrued advisory fees	232
Accrued 12b-1 fees	846
Accrued custody fees	922
Accrued administration, transfer agent and accounting fees	2,558
Accrued professional fees	32,320

TOTAL LIABILITIES	36,878

NET ASSETS	$7,123,783

Net Assets Consist of:
Paid-in-capital applicable to 236,451 no par value shares of beneficial interest outstanding	$6,082,227
Accumulated net investment income (loss)	(180,563)
Accumulated net realized gain (loss) on investments	(1,656,355)
Net unrealized appreciation (depreciation) of investments	2,878,474

Net Assets	$7,123,783

NET ASSET VALUE PER SHARE
($7,123,783 / 236,451 shares outstanding)	$30.13

See Notes to Financial Statements

PERKINS DISCOVERY FUND
STATEMENT OF OPERATIONS
Six months ended September 30, 2015 (unaudited)

INVESTMENT INCOME
Dividend	$9,950
Interest	90

Total investment income	10,040

EXPENSES
Investment management fees (Note 2)	45,213
12b-1 fees (Note 2)	11,303
Recordkeeping and administrative services (Note 2)	15,000
Accounting fees (Note 2)	12,500
Custody fees	1,875
Transfer agent fees (Note 2)	9,024
Professional fees	18,571
Filing and registration fees	6,239
Trustee fees	2,165
Compliance fees	3,411
Shareholder servicing and reports	3,258
Insurance	1,985
Other	6,312

Total expenses	136,856
Management fee waivers and reimbursed expenses (Note 2)	(35,116)

Net Expenses	101,740

Net investment income (loss)	(91,700)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	135,207
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(1,880,346)

Net realized and unrealized gain (loss) on investments	(1,745,139)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,836,839)

See Notes to Financial Statements

PERKINS DISCOVERY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended September 30, 2015 (unaudited)	Year ended March 31, 2015

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(91,700)	$(207,485)
Net realized gain (loss) on investments	135,207	(930,950)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(1,880,346)	567,661

Increase (decrease) in net assets from operations	(1,836,839)	(570,774)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	831,791	392,007
Shares redeemed	(1,489,901)	(2,804,098)

Increase (decrease) in net assets from capital stock transactions	(658,110)	(2,412,091)

NET ASSETS
Increase (decrease) during period	(2,494,949)	(2,982,865)
Beginning of period	9,618,732	12,601,597

End of period (including accumulated net investment income (loss) of $(180,563) and $(88,863) respectively)	$7,123,783	$9,618,732

See Notes to Financial Statements

PERKINS DISCOVERY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

			Year Ended March 31,

	Six months ended September 30, 2015 (unaudited)		2015	2014		2013	2012	2011

Net asset value, beginning of period	$37.54		$38.98	$30.23		$25.99	$30.45	$23.85

Investment activities
Net investment income (loss)(1)	(0.36)		(0.71)	(0.62)		(0.34)	0.39	(0.39)
Net realized and unrealized gain (loss) on investments	(7.05)		(0.73)	9.37		4.98	(4.78)	6.97

Total from investment activities	(7.41)		(1.44)	8.75		4.64	(4.39)	6.58

Distributions
Net investment income	–		–	–		(0.40)	(0.08)	–

Total distributions	–		–	–		(0.40)	(0.08)	–

Paid-in capital from redemption fees	–		–	–		–	0.01	0.02

Net asset value, end of period	$30.13		$37.54	$38.98		$30.23	$25.99	$30.45

Total Return	(19.74%	)**	(3.69% )	28.94%		18.10%	(14.37% )	27.67%
Ratios/Supplemental Data
Ratio to average net assets Expenses, gross	3.03%	*	2.84%	2.83%		3.18%	2.48%	2.29%
Expenses, net of waiver (Note 2)	2.25%	*	2.16%	2.00%		2.00%	2.00%	2.00%
Net investment income (loss)	(2.03%	)*	(1.96% )	(1.81%	)	(1.30% )	1.22%	(1.52%	)
Portfolio turnover rate	1.97%	**	21.13%	23.98%		12.97%	14.00%	22.00%
Net assets, end of period (000’s)	$7,124		$9,619	$12,602		$10,491	$12,272	$21,586

(1)	Per share amounts calculated using the average share method.
*	Annualized
**	Not annualized

See Notes to Financial Statements

PERKINS DISCOVERY FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2015 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Perkins Discovery Fund (the “Fund”) is a series of the World Funds Trust (“WFT”), which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007. The Fund was established on April 9, 1998 as a series of Professionally Managed Portfolios (“PMP”). On October 26, 2012, the Fund reorganized as a separate series of WFT.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Fund’s objective is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to

PERKINS DISCOVERY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
September 30, 2015 (unaudited)

result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$7,003,481	$ –	$ –	$7,003,481
Short Term Investment	143,477	–	–	143,477

	$7,146,958	$ –	$ –	$7,146,958

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no Level 3 investments held during the six months ended September 30, 2015. During the six months, there were no transfers between Levels 1 and 2.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax

PERKINS DISCOVERY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
September 30, 2015 (unaudited)

purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions for each of the open tax years (2013-2015) or expected to be taken in the Fund’s 2016 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended September 30, 2015, there were no such reclassifications.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Perkins Capital Management, Inc. (“Perkins”) provides investment services for an annual fee of 1.00% of average daily net assets of the Fund. For the six months ended September 30, 2015, Perkins earned $45,213 and waived $35,116 in investment management fees.

Perkins has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with

PERKINS DISCOVERY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
September 30, 2015 (unaudited)

investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 2.00% of average daily net assets until July 31, 2014 and to 2.25% of the Fund’s average net assets (the “Expense Cap”) through July 31, 2016. The Agreement may be terminated at any time by the Board upon 60 days’ notice to the Adviser, or by the Adviser with the consent of the Board. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement.

The total amount of recoverable reimbursements as of September 30, 2015 was $332,781 and expires as follows:

2016	$127,426
2017	98,106
2018	72,133
2019	35,116

$332,781

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the Advisor as Distribution Coordinator of the Fund. The Plan provides that the Fund may pay a fee to the Advisor at an annual rate of up to 0.25% of average daily net assets of the Fund in consideration for distribution related services. For the six months ended September 30, 2015, there were $11,303 in 12b-1 expenses incurred.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. CSS earned $15,000 in administrative fees for the six months ended September 30, 2015. First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended September 30, 2015, FDCC received $243 in underwriting fees. Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent. CFSI earned $9,024 for its services for the six months ended September 30, 2015. Commonwealth Fund Accounting (“CFA”) is the Fund’s accounting agent. CFA earned $12,500 for its services for the six months ended September 30, 2015. See Note 6.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the trust,

PERKINS DISCOVERY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
September 30, 2015 (unaudited)

is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended September 30, 2015, aggregated $170,451 and $782,212, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended September 30, 2015 and the year ended March 31, 2015, no distributions were paid.

As of September 30, 2015, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$(180,563)
Accumulated net realized gain (loss) on investments	(1,656,355)
Net unrealized appreciation (depreciation) of investments	2,878,474

$1,041,556

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of March 31, 2015, the Fund has a capital loss carryforward of $1,791,562 available to offset future capital gains. $860,612 of the loss carryforward expires in 2018. $61,128 of short-term and $869,822 of long-term can be carried forward indefinitely.

PERKINS DISCOVERY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
September 30, 2015 (unaudited)

As of September 30, 2015, the cost for Federal income tax purpose was $4,268,484.

Net unrealized appreciation consists of:

Gross unrealized appreciation	$3,553,365
Gross unrealized depreciation	(674,891)

Net unrealized appreciation	$2,878,474

NOTE  5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Six months ended September 30, 2015 (unaudited)		Year ended March 31, 2015

	Shares	Value	Shares	Value

Shares sold	22,647	$831,791	10,749	$392,007
Shares redeemed	(42,404)	(1,489,901)	(77,803)	(2,804,098)

Net increase (decrease)	(19,757)	$(658,110)	(67,054)	$(2,412,091)

NOTE  6 – SUBSEQUENT EVENTS

Effective December 1, 2015, the services provided by certain service providers for the Fund will be transferred to an affiliated service provider such that the primary operational services are provided by one entity. Currently, a group of affiliated companies, Commonwealth Fund Services, Inc. Commonwealth Shareholder Services, Inc. and Commonwealth Fund Accounting, Inc. provides transfer agency services, administrative services and fund accounting services, respectively. Due to an internal restructuring within the overall organization, all services will now be consolidated and provided by a single company – Commonwealth Fund Services, Inc.

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued and no items require disclosure.

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (the “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PERKINS DISCOVERY FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2015 and held for the six months ended September 30, 2015.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period* April 1, 2015 through September 30, 2015
Actual	$1,000	$ 802.61	$10.14
Hypothetical (5% return before expenses)	$1,000	$1,013.75	$11.33

* Expenses are equal to the Fund’s annualized expense ratio of 2.25%, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 366 days in the current year.

Investment Advisor:

Perkins Capital Management, Inc.
730 East Lake Street
Wayzata, MN 55391-17694

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Independent Registered Public Accounting Firm:

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

More Information:

For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services at (800) 673-0550 Toll Free.

ITEM 2.    CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: December 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: December 3, 2015

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: December 3, 2015

* Print the name and title of each signing officer under his or her signature.